ACQUISITIONS (Schedule of Components of Intangible Assets Associated with Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 02, 2014	Dec. 31, 2014	Jul. 15, 2014
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Intangible assets	49,930
Perion Network Ltd [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets	28,390
Perion Network Ltd [Member] | Technology [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives	3 years
Perion Network Ltd [Member] | Technology [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives	5 years
Perion Network Ltd [Member] | In-process R&D [Member]
Business Acquisition [Line Items]
Intangible assets	8,100
Estimated useful lives		4 years [1]
Amount of intangible assets for which development is completed		6,100
Amount of intangible assets for which development is not completed		2,000
Perion Network Ltd [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets	13,440
Perion Network Ltd [Member] | Trade name [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives	4 years
Perion Network Ltd [Member] | Trade name [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives	11 years
Grow Mobile [Member]
Business Acquisition [Line Items]
Intangible assets			5,640
Grow Mobile [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			4,025
Estimated useful lives			4 years
Grow Mobile [Member] | Customer relationship [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,615
Estimated useful lives			5 years

[1]	In 2014, the Company completed the development of $6,100 and estimated the useful life at 4 years. For the remaining $2,000 the useful life will be determined upon completion of the development.